Notes Payable - Notes Payable with Third Parties (Details)										12 Months Ended
	Aug. 12, 2021 CAD ($)	Jan. 06, 2021 CAD ($)	Nov. 18, 2020 CAD ($)	Sep. 14, 2020 CAD ($) $ / shares shares	Jul. 16, 2020 CAD ($)	Jan. 27, 2020 CAD ($) EquityInstruments shares	Sep. 04, 2019 CAD ($) $ / shares shares	Jun. 26, 2019 CAD ($)	May 23, 2019 CAD ($) $ / shares shares	Oct. 31, 2021 CAD ($) shares	Oct. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of notes payable										$ 2,690,000	$ 560,000
Number of securities into which the warrant or right may be converted | shares										1
Residual amount allocated to warrants recorded in equity										$ 10,724,000	5,796,000
Interest expense										0
Debt restructuring gain										1,145,000
Outstanding debt										17,493,000	4,528,000
Term loans
Disclosure of detailed information about borrowings [line items]
Term of loan					17 months			12 months
Interest rate					10.00%			5.50%
Transaction cost of term loan					$ 43,000
Outstanding debt										1,600,000	3,539,000
Loan agreement with private lender
Disclosure of detailed information about borrowings [line items]
Exercise price of warrants per common share | $ / shares							$ 0.85
Term of loan							12 months
Interest rate							12.00%
Accretion										$ 61,000	11,000
Principal amount of loan							$ 2,000,000
Number of warrants issued | shares							1,600,000
Number of securities into which the warrant or right may be converted | shares							1
Warrants term							2 years
Residual amount allocated to warrants recorded in equity							$ 105,000
Loan agreement with private lender | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Fair value of liability							$ 1,895,000
Fair value assumption							22
Warrant Exchange Agreement
Disclosure of detailed information about borrowings [line items]
Exercise price of warrants per common share | $ / shares				$ 0.85
Number of warrants issued | shares				1,600,000
Warrants term				2 years
Warrant Exchange Agreement New Warrants
Disclosure of detailed information about borrowings [line items]
Exercise price of warrants per common share | $ / shares				$ 0.30
Number of warrants issued | shares				1,600,000
Fair value of liability				$ 1,928,000
Residual amount allocated to warrants recorded in equity				17,000
Residual amount of liability component net of deferred tax allocated to warrants				$ 72,000
Warrant Exchange Agreement New Warrants | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Fair value assumption				22
Government loan
Disclosure of detailed information about borrowings [line items]
Term of loan										6 months
Accretion										$ 22,000	15,000
Notes payable at fair value										69,000
Amount forgiven										20,000
Outstanding debt										126,000	84,000
Repayment of outstanding debt										$ 40,000
Government loan | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Fair value assumption										22
Amended Loan Agreement
Disclosure of detailed information about borrowings [line items]
Accretion										$ 325,000
Debt restructuring gain		$ 1,145,000
Outstanding debt										11,650,000
Buildings
Disclosure of detailed information about borrowings [line items]
Consideration transferred through cash								$ 754,000
Legal fees								54,000
Number of shares issued								300,000
Buildings | Term loans
Disclosure of detailed information about borrowings [line items]
Loan received								$ 1,600,000
Dreamweavers
Disclosure of detailed information about borrowings [line items]
Warrants to purchase shares | shares									1,550,000
Dreamweavers | Notes payable
Disclosure of detailed information about borrowings [line items]
Repayment of notes payable									$ 300,000
Term of loan									5 years
Interest rate									0.00%
Notes payable valued at the acquisition date									$ 102,000
Accretion										40,000	$ 40,000
Dreamweavers | Notes payable | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Interest rate									22.00%
Dreamweavers | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Aggregate consideration for business combination at fair value									$ 3,094,000
Number of units of equity issued as part of consideration for business combination									3,100,000
Common shares									$ 1,147,000
Exercise price of warrants per common share | $ / shares									$ 0.75
Meta Growth Corp. Acquisition | Notes payable
Disclosure of detailed information about borrowings [line items]
Term of loan			2 years
Interest rate			15.00%
Notes payable valued at the acquisition date			$ 12,783,000
Saturninus Partners
Disclosure of detailed information about borrowings [line items]
Aggregate consideration for business combination at fair value						$ 1,272,000
Number of units of equity issued as part of consideration for business combination | EquityInstruments						5,319,149
Common shares						$ 1,064,000
Notes payable valued at the acquisition date						$ 690,000
Number of securities into which the warrant or right may be converted | shares						1
Warrants term						2 years
Saturninus Partners | Amended Loan Agreement
Disclosure of detailed information about borrowings [line items]
Repayment of notes payable										$ 690,000
DankStop | Secured Disaster Loans For Covid-19 Relief
Disclosure of detailed information about borrowings [line items]
Term of loan	30 years
Interest rate	3.75%
Discounting rate	15.00%
Notes payable valued at the acquisition date	$ 60,000,000